Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Loss
Net loss	$ (6,662,306)	$ (1,681,081)	$ (15,030,124)	$ (6,612,209)	$ (10,049,784)	$ (4,402,947)
Other comprehensive income, net of tax:
Unrealized gain (loss) on marketable securities	(219,096)	183,124	433,665	183,124	636,778	0
Foreign currency translation adjustment	177,593	40,701	211,900	40,701	(142,364)
Other comprehensive income (loss)	(41,523)	223,825	645,565	223,825	(779,142)
Comprehensive loss	(6,703,829)	(1,457,256)	(14,384,559)	(6,388,384)	(10,828,926)	(4,402,947)
Comprehensive loss attributable to noncontrolling interest	1,039,039		2,725,059		(1,530,292)
Comprehensive loss attributable to common stockholders	$ (5,664,790)	$ (1,457,256)	$ (11,659,500)	$ (6,388,384)	$ (9,298,634)	$ (4,402,947)